                         ------------------------------
                                   THE OAKMARK
                                 FAMILY OF FUNDS

                           FUND PROFILES - MARCH 1999
                                 CLASS I SHARES
                         ------------------------------

                                                                     THE OAKMARK
                                                                            FUND

                                                                     THE OAKMARK
                                                                     SELECT FUND

                                                                     THE OAKMARK
                                                                  SMALL CAP FUND

                                                                     THE OAKMARK
                                                            EQUITY & INCOME FUND

                                                                     THE OAKMARK
                                                              INTERNATIONAL FUND

                                                                     THE OAKMARK
                                                                   INTERNATIONAL
                                                                  SMALL CAP FUND

                                                                   NO-LOAD FUNDS
                                                                      MANAGED BY
                                                                          HARRIS
[LOGO]                                                           ASSOCIATES L.P.

--------------------------------------------------------------------------------

These Profiles summarize key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling us at 1-800-OAKMARK (1-800-625-6275) or accessing our Web site at www.oakmark.com.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN U.S. EQUITY SECURITIES.

INVESTMENT STRATEGY
The Oakmark Fund's investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the adviser invests the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of non-U.S. companies. Foreign securities may entail additional risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

SUITABILITY
Investors seeking long-term capital appreciation should consider an investment in The Oakmark Fund. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

[PHOTO]   FUND PORTFOLIO MANAGER
          Robert J. Sanborn, CFA, is an executive vice president and portfolio manager of The Oakmark Fund. He has been the manager of The Oakmark Fund since its inception in August 1991. Sanborn joined Harris Associates L.P. in 1988.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark's Class I shares for each calendar year since the Fund's inception on August 5, 1991. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on August 5, 1991, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                           12/31/91             9/30/98

                             17.83%             -13.83%

The table to the right shows the average annual return of the Fund's Class I shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

         1998    1997     1996      1995    1994      1993     1992    1991
         3.74%  32.59%   16.21%    34.42%   3.31%    30.50%   48.90%  30.20%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/99

                                                                          Since
Fund and Inception Date                 1 Year         5 Years        Inception
Oakmark  8/5/91                         -6.10%          18.17%           25.20%
S&P 500 Index*                          18.46%          26.23%           19.80%

*The S&P 500 is a broad market-weighted average dominated by blue-chip stocks.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK SELECT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK SELECT FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A NON-DIVERSIFIED PORTFOLIO OF U.S. EQUITY SECURITIES.


INVESTMENT STRATEGY
The Oakmark Select Fund's investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK SELECT FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the adviser invests the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of non-U.S. companies. Foreign securities may entail additional risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

There are risks associated with investing in a concentrated portfolio that may work to the advantage or disadvantage of the investor. Since the Fund may invest up to 25% of its assets in a single portfolio security, the appreciation or depreciation of such a security will have a greater impact on the Fund's

[PHOTO]   FUND PORTFOLIO MANAGER
          William C. Nygren, CFA, is a vice president and portfolio manager of The Oakmark Select Fund. He has been the manager of The Oakmark Select Fund since its inception in November 1996. Prior to managing The Oakmark Select Fund, Nygren was the director of research for Harris Associates L.P. from 1990 to 1998. He joined Harris Associates L.P. in 1983.

share price, and the Fund's share price can be expected to fluctuate more than the share price of a comparable "diversified" fund.

SUITABILITY
Investors seeking long-term capital appreciation should consider an investment in The Oakmark Select Fund. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark Select's Class I shares for each calendar year since the Fund's inception on November 1, 1996. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                            12/31/98            9/30/98

                             21.49%             -17.23%

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on November 1, 1996, are provided in the chart to the left to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark Select Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

        1998     1997      1996
       16.22%    55.02%   14.20%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/98

                                                                          Since
Fund and Inception Date                 1 Year         5 Years        Inception
Oakmark Select  11/1/96                 13.38%             n/a           40.61%
S&P 500 Index*                          18.46%             n/a           30.40%

*The S&P 500 is a broad market-weighted average dominated by blue-chip stocks.

The above table shows the average annual return of the Fund's Class I shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK SMALL CAP FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN U.S. COMPANIES WITH SMALL MARKET CAPITALIZATIONS.

INVESTMENT STRATEGY
The Oakmark Small Cap Fund's investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among small capitalization companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

Under normal market conditions, the Fund invests at least 65% of its total assets, valued at the time of investment, in "small cap companies," as defined in the Fund's prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK SMALL CAP FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the adviser invests the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of non-U.S. companies. Foreign securities may entail additional risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Stock prices of small cap companies tend to be more volatile, and their markets tend to be less liquid than those of large companies. Therefore, an investment in a small cap fund may be more volatile and entail greater risk to capital than an investment in a fund that invests in larger companies.

[PHOTO]   FUND PORTFOLIO MANAGER
          Steven J. Reid, CFA, is a vice president and portfolio manager of The Oakmark Small Cap Fund. He has been the manager of The Oakmark Small Cap Fund since its inception in November 1995. Prior to managing The Oakmark Small Cap Fund, Reid was a senior research analyst with Harris Associates L.P. from 1985 to 1995. He joined Harris Associates L.P. in 1980.

SUITABILITY
Investors seeking long-term capital appreciation should consider an investment in The Oakmark Small Cap Fund. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark Small Cap's Class I shares for each calendar year since the Fund's inception on November 1, 1995. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on November 1, 1995, are provided in the chart to the left to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark Small Cap Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                            12/31/98            9/30/98

                              17.65%            -26.83%

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

        1998     1997      1996     1995
        -13.16%  40.51%   39.79%    3.30%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/98

                                                                          Since
Fund and Inception Date                 1 Year         5 Years        Inception
Oakmark Small Cap  11/1/95              -26.06%          n/a             14.89%
Russell 2000 Index*                     -16.26%          n/a             10.47%

*The Russell 2000 Index measures the performance of smaller companies, and represents approximately 10% of the total value of publicly traded companies in the U.S.

The above table shows the average annual return of the Fund's Class I shares for the periods indicated. The Russell 2000 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term small cap performance comparisons.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK EQUITY AND INCOME FUND SEEKS HIGH CURRENT INCOME AND PRESERVATION AND GROWTH OF CAPITAL. THE FUND INVESTS PRIMARILY IN A DIVERSIFIED PORTFOLIO OF U.S. EQUITY AND FIXED INCOME SECURITIES.

INVESTMENT STRATEGY
The Oakmark Equity and Income Fund's equity investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

The Fund generally invests 50-65% of its total assets in equity securities, 25-50% in U.S. Government securities and other debt securities and up to 20% in unrated or lower rated debt securities.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK EQUITY AND INCOME FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the adviser invests the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of non-U.S. companies. Foreign securities may entail additional risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Investment in lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. In addition, lower-quality bonds may be less sensitive to interest rate changes and are generally more sensitive to adverse economic changes or individual corporate develop-

[PHOTO]   FUND PORTFOLIO MANAGER
          Clyde S. McGregor, CFA, is a vice president and portfolio manager of The Oakmark Equity and Income Fund. He has been the manager of The Oakmark Equity and Income Fund since its inception in November 1995. In addition to managing The Oakmark Equity and Income Fund, McGregor has managed separate accounts for individuals and institutions since 1986. He joined Harris Associates L.P. in 1981.

ments. Furthermore, the markets for lower-grade debt securities tend to be less liquid than higher-quality debt securities. Therefore, their prices may be volatile and involve greater risk to capital.

SUITABILITY
Investors seeking current income and preservation and growth of capital should consider an investment in The Oakmark Equity and Income Fund. The Fund is intended to present a balanced investment program between growth and income.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark Equity and Income's Class I shares for each calendar year since the Fund's inception on November 1, 1995. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on November 1, 1995, are provided in the chart to the left to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark Equity and Income Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                           12/31/98             9/30/98

                             10.54%              -6.92%

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

        1998     1997      1996     1995
       12.39%    26.56%   15.29%    2.40%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/98

                                                                          Since
Fund and Inception Date                 1 Year         5 Years        Inception
Oakmark Equity and Income  11/1/95        3.45%          n/a             16.38%
Lipper Balanced Fund Index*               8.36%          n/a             16.10%

*The Lipper Balanced Fund Index Composite is comprised of 30 balanced funds.

The above table shows the average annual return of the Fund's Class I shares for the periods indicated. The Lipper Balanced Fund Index Composite, an unmanaged composite comprised of 30 balanced funds, is included as a benchmark for long-term balanced performance comparisons.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK INTERNATIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. COMPANIES.

INVESTMENT STRATEGY
The Oakmark International Fund's investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value. The Fund's investment strategy stresses stock selection rather than primarily focusing on industries or countries.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK INTERNATIONAL FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

An investment in the Fund entails the special risks of foreign investing, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign securities markets in emerging market countries can be extremely volatile and less liquid. It is expected that these factors will cause the Fund's share price to be more volatile than that of a comparable U.S.-equity only fund.

[PHOTO]             FUND PORTFOLIO MANAGERS
David G. Herro      David G. Herro, CFA, is a vice president and portfolio
                    manager of The Oakmark International Fund. He has been the manager of The Oakmark International Fund since its inception in September 1992. He joined Harris Associates
                    L.P. in 1992.

[PHOTO]             Michael J. Welsh, CFA, CPA, is a vice president and
Michael J. Welsh    portfolio manager of The Oakmark International Fund. He has been the co-manager of The Oakmark International Fund since
                    September 1995. Previously, he was an analyst with Harris
                    Associates L.P. He joined Harris Associates L.P. in 1992.


SUITABILITY
Investors seeking long-term capital appreciation should consider an investment in The Oakmark International Fund. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark International's Class I shares for each calendar year since the Fund's inception on September 30, 1992. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on September 30, 1992, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark International Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                            3/31/93             9/30/98

                             18.40%             -19.41%

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

        1998     1997      1996     1995    1994     1993      1992
       -7.01%    3.33%   28.02%    8.32%   -9.06%    53.58%   0.43%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/98

                                                                          Since
Fund and Inception Date                 1 Year         5 Years        Inception
Oakmark International  9/30/92           -7.55%          6.85%           12.30%
M.S. World ex U.S. Index*                 5.17%          8.85%           11.31%

*The Morgan Stanley World ex U.S. Index includes 19 country sub-indexes.

The above table shows the average annual return of the Fund's Class I shares for the periods indicated. The Morgan Stanley World ex U.S. Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term international performance comparisons.

THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------
THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE OAKMARK INTERNATIONAL SMALL CAP FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. COMPANIES WITH SMALL MARKET CAPITALIZATIONS.

INVESTMENT STRATEGY
The Oakmark International Small Cap Fund's investment strategy emphasizes a disciplined bottom-up stock selection process. Investment decisions are not based on forecasts of macroeconomic variables, such as interest rates or the economy. Rather, the Fund's adviser, Harris Associates L.P., uses a value investment strategy that seeks investment opportunities among small capitalization companies whose shares trade in the market at significant discounts to what Harris Associates believes is their true business value. The Fund's investment strategy stresses stock selection rather than primarily focusing on industries or countries.

Selected companies are subjected to a comprehensive screening process to isolate the primary reasons why each company is undervalued and may be purchased at a discount from its apparent value. Harris Associates' analysts review a company's ability to generate cash because this measure ultimately determines how the firm builds value for its shareholders. An important part of the investment strategy is a thorough assessment of a company's management team. Visits and interviews are an integral part of the research process, as the adviser believes that investing with proven, capable managers reduces the risks of equity investing. The adviser also believes that management's interests are strongly aligned with the interests of its stockholders if their compensation and personal wealth are directly tied to the value of the business.

Harris Associates' investment professionals set disciplined buy-sell targets for each security. They continually monitor the portfolio holdings and sell a holding within a reasonable time after it reaches its sell target.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling us at 1-800-OAKMARK.

SIGNIFICANT RISKS OF INVESTING IN THE OAKMARK INTERNATIONAL SMALL CAP FUND
The primary risk factor of equity investing is the fluctuation of value and possible loss of investment. As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may be in or out of favor. If the market is not favoring the Fund's investment style, the Fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

An investment in the Fund entails the special risks of foreign investing, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign securities markets in emerging market countries can be extremely volatile and less liquid. It is expected that these factors will cause the Fund's share price to be more volatile than that of a comparable U.S.-equity only fund.

Stock prices of small cap companies tend to be more volatile, and their markets tend to be less liquid than those of large companies. Therefore, an investment

[PHOTO]             FUND PORTFOLIO MANAGERS
David G. Herro      David G. Herro, CFA, is a vice president and portfolio
                    manager of The Oakmark International Small Cap Fund. He has been the manager of The Oakmark International Small Cap Fund since its inception in November 1995. Herro has also managed
                    The Oakmark International Fund since September 1992. He joined Harris Associates L.P. in 1992.

[PHOTO]             Michael J. Welsh, CFA, CPA, is a vice president and
Michael J. Welsh    portfolio manager of The Oakmark International Small Cap
                    Fund. He has been the co-manager of The Oakmark
                    International Small Cap Fund since May 1997. Welsh has also been the co-manager of The Oakmark International Fund since
                    September 1995. Prior to managing the funds, he was an analyst with Harris Associates L.P. Welsh joined Harris
                    Associates L.P. in 1992.

in a small cap fund may be more volatile and entail greater risk to capital than an investment in a fund that invests in larger companies.

SUITABILITY
Investors seeking long-term capital appreciation should consider an investment in The Oakmark International Small Cap Fund. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

FUND PERFORMANCE
The bar chart to the right shows the actual performance of Oakmark International Small Cap's Class I shares for each calendar year since the Fund's inception on November 1, 1995. The bar chart indicates the volatility of the Fund's historical returns from year to year. Neither the bar chart nor the performance information shown is intended to indicate how the Fund will perform in the future.

The highest and lowest returns of the Fund's Class I shares for a calendar quarter since the fund's inception on November 1, 1995, are provided in the chart to the left to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that The Oakmark International Small Cap Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

HIGHEST AND LOWEST QUARTERLY RETURNS

[CHART]

                            HIGH                  LOW
                           Qtr Ended           Qtr Ended
                          12/31/98            12/31/97

                           28.22%              -23.91%

ANNUALIZED RETURNS FOR THE PERIOD ENDING 12/31/98

[CHART]

        1998     1997      1996     1995
         9.20%   -19.91% 25.01%    -3.70%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 3/31/98

                                                                           Since
Fund and Inception Date                    1 Year       5 Years        Inception
Oakmark International Small Cap 11/1/95    14.78%           n/a            8.27%
M.S. World ex U.S. Index*                   5.17%           n/a           10.55%

*The Morgan Stanley World ex U.S. Index includes 19 country sub-indexes.

The table above shows the average annual return of the Fund's Class I shares for the periods indicated. The Morgan Stanley World ex U.S. Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term international performance comparisons.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS AS OF 9/30/98)

---------------------------------------------------------------------------------------------------------------------------
                                                                            EQUITY AND                       INTERNATIONAL
                        OAKMARK FUND       SELECT FUND       SMALL CAP       INCOME FUND     INTERNATIONAL  SMALL CAP FUND
                            CLASS I         CLASS I        FUND CLASS I       CLASS I        FUND CLASS I       CLASS I
---------------------------------------------------------------------------------------------------------------------------
Investment
management                  0.93%            0.98%             1.28%            0.74%           1.03%            1.27%
fee
---------------------------------------------------------------------------------------------------------------------------
12b-1 fees                  None             None              None             None            None             None
---------------------------------------------------------------------------------------------------------------------------
Other expenses              0.15%            0.24%             0.17%            0.57%           0.29%            0.69%
---------------------------------------------------------------------------------------------------------------------------
Total Fund
operating                   1.08%            1.22%             1.45%            1.31%           1.32%            1.96%
expenses
---------------------------------------------------------------------------------------------------------------------------

The table to the right is intended to help you understand the costs and expenses that an investor in the Fund may bear on a $1,000 investment over various time periods assuming:
1.   a 5% annual rate of return
2.   the operating expense percentages  shown above remain constant
3.   reinvestment of all distributions, and
4.   redemption at the end of each time  period (SEE CHART)

--------------------------------------------------------------------------------
                                          1 YEAR     3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------------------------
Oakmark Fund Class I                         $11       $34       $59     $131
--------------------------------------------------------------------------------
Select Fund Class I                          $12       $38       $66     $147
--------------------------------------------------------------------------------
Small Cap Fund Class I                       $15       $46       $79     $174
--------------------------------------------------------------------------------
Equity and Income Fund Class I               $13       $41       $71     $157
--------------------------------------------------------------------------------
International Fund Class I                   $13       $41       $72     $159
--------------------------------------------------------------------------------
International Small Cap  Fund Class I        $20       $62      $106     $229
--------------------------------------------------------------------------------

OF COURSE, ACTUAL COSTS MAY BE HIGHER OR LOWER. USE THIS EXAMPLE TO COMPARE COSTS OF INVESTING IN OTHER FUNDS.

PURCHASES
To make an initial purchase of shares, complete and sign the NEW ACCOUNT REGISTRATION FORM and mail it to the Funds' transfer agent, State Street Bank & Trust Company, Attention: Oakmark Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank & Trust Company. The Funds' minimum initial investment requirement is $1,000 or $500 in the case of an Educational IRA or Automatic Investment Plan or Payroll Deduction Plan. The minimum subsequent investment requirement is $100.

The Trust will not accept cash, drafts, "starter" checks, third party checks, or checks drawn on banks outside the United States.

Subsequent purchase options include wire transfer, automatic electronic investment, payroll deduction investment and telephone investment. Call 1-800-OAKMARK, then choose menu option 2. The Funds may also be purchased through brokers and banks

REDEMPTIONS
You may redeem shares by written request to State Street Bank & Trust,
Attention: Oakmark Funds at its address stated above. The request must:
1.   identify the account number,
2.   specify shares or dollar amounts to be redeemed,
3. be signed in ink by all account owners exactly as their names appear on the account registration.
4.   A signature guarantee may be required.

You may also redeem by calling the Funds' Voice Response System at 1-800-OAKMARK and following the verbal instructions or by exchanging shares into another Fund by calling 1-800-OAKMARK and choosing menu option 2.

DISTRIBUTIONS
Distributions, if any, are paid at least annually and may consist of long-term capital gains, short-term capital gains and income dividends. Distributions are reinvested in additional shares unless otherwise specified.

INVESTMENT ADVISER
Harris Associates L.P., a Chicago-based investment management firm, is the adviser to The Oakmark Family of Funds. In addition to managing The Oakmark Funds, the Firm manages equity, balanced and international portfolios for individuals and institutions nationwide.

OTHER SERVICES
The Funds offer investments through Traditional, Roth, Educational, SIMPLE and SEP IRA Plans.

[LOGO]

OAKMARK
FAMILY OF FUNDS


HARRIS ASSOCIATES L.P.
2 NORTH LASALLE STREET
CHICAGO, IL 60602-3790